Segment Information and Geographic Data (Details Narrative)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Accounted revenue	5.00%	5.00%	5.00%	5.00%